1. Operating context (Tables)	12 Months Ended
Dec. 31, 2020
Operating Context [abstract]
Schedule of impacts on the financial statements

The tables below summarize the adjustments made to these financial statements, as well as the details on each of these items and additional disclosures:

		December 31, 2020
Losses with short-term investments	(a)	(65,403)
Derecognition of cash flow hedge – Fuel	(b)	(315,286)
Derecognition of cash flow hedge - Revenues in US$	(c)	(290,345)
Renegotiation of lease agreements – IFRS 16	(d)	19,080
Total		(651,954)

(a)	Even though Management of the Company and its subsidiaries have remained faithful to the Company’s investment policy, the abrupt changes in macroeconomic indicators, including cuts to the SELIC rate made by the Federal Government, led the Company to record unusual losses in its short-term investments in sovereign fixed income funds linked to SELIC, as well as in private credit fixed income funds with a high degree of liquidity and high quality of credit.
(b)	Due to the operations downsizing, the Company derecognized operations designated as cash flow hedges, as a drop is expected in the fuel consumption previously estimated. Accordingly, the Company transferred R$315,286 in the fiscal year ended December 31, 2020 from the “equity valuation adjustment” group in shareholders’ equity to financial results as “derivative losses”.
(c)	Due to the temporary interruption of all international flights, the Company also derecognized hedge accounting transactions used to reduce the volatility of future revenues in foreign currency (hedged object), using lease agreements as hedge instruments. That said, the Company transferred R$418,527 from the “equity valuation adjustment” group in shareholders' equity to financial results as “exchange rate change expenses”.
(d)	The Company signed renegotiations of its aircraft and operating engine lease agreements, with no purchase option, including postponement and deferral of payments, postponement of due dates and changes to the amounts due, which led to an increase in the rights of use in PP&E and lease liabilities of R$176,041 and R$156,961, respectively, resulting in R$19,080.

		December 31, 2020
Balance Sheet – Adjustments		Non-current Liabilities	Other Comprehensive Income
Provision for Post-Employment Benefits	(e)	(24,541)	24,541

(e)	Given the abrupt changes in the macroeconomic scenario, the Company updated the actuarial studies that establish obligations from post-employment benefits, and - mainly due to the drop in the long-term interest rate - the balance related to such obligations was reduced by R$24,541. For further details, see Note 24.

Schedule of ownership structure

The Company’s equity interest in the capital of its subsidiaries, on December 31, 2020, is shown below:

Entity	Date of incorporation	Location	Principal activity	Type of control	% of interest in the capital stock in the capital stock
					2020	2019
GAC	March 23, 2006	Cayman Islands	Aircraft acquisition	Direct	100.00	100.00
Gol Finance Inc.	March 16, 2006	Cayman Islands	Fundraising	Direct	100.00	100.00
Gol Finance	June 21, 2013	Luxembourg	Fundraising	Direct	100.00	100.00
GLA	April 9, 2007	Brazil	Flight transportation	Direct	100.00	100.00
AirFim	November 7, 2003	Brazil	Investment fund	Indirect	100.00	100.00
Smiles Fidelidade	August 1, 2011	Brazil	Loyalty program	Direct	52.60	52.61
Smiles Viagens	August 10, 2017	Brazil	Tourism agency	Indirect	52.60	52.61
Smiles Fidelidade Argentina (a)	November 7, 2018	Argentina	Loyalty program	Indirect	52.60	52.61
Smiles Viagens Argentina (a)	November 20, 2018	Argentina	Tourism agency	Indirect	52.60	52.61
Fundo Sorriso	July 14, 2014	Brazil	Investment fund	Indirect	52.60	52.61
Companies in Shareholding:
SCP Trip	April 27, 2012	Brazil	On-board magazine	-	60.00	60.00

(a)       Companies with functional currency in Argentine pesos (ARS).